Share Capital - Additional Information (Detail) $ / shares in Units, € in Millions, $ in Millions	Mar. 14, 2019 EUR (€) shares	Mar. 14, 2019 USD ($) shares	Mar. 05, 2019 $ / shares shares	Mar. 11, 2019 shares	Dec. 31, 2018 kr / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued					46,927,115
Share nominal value | kr / shares					kr 1
ADSs [member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares, follow-on offering			4,166,667
Follow-on public offering price | $ / shares			$ 120.00
Share purchase price per share follow on offering | $ / shares			$ 112.80
Option to purchase additional number of fully paid shares follow-on offering				625,000
Underwriters right to purchase shares			30 days
Number of shares issued public offering	4,791,667	4,791,667
Proceeds from issuance of public offering	€ 480.3	$ 539.4
ADSs [member] | Major ordinary share transactions [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Additional number of shares granted follow-on offering			625,000